Restructurings	12 Months Ended
Sep. 27, 2013
Restructuring And Related Activities [Abstract]
Restructurings

12. RESTRUCTURINGS

The Company has periodically implemented restructuring actions in connection broader plans to reduce staffing, reduce the its internal manufacturing footprint and, generally, reduce operating costs. The restructuring expenses relate primarily to direct and incremental costs related to severance and outplacement fees for the terminated employees. The following is a summary of the costs incurred and remaining balances included in accrued expenses related to restructuring actions taken (in thousands):

Balance of accrued costs—October 2, 2010	$765
Current period charges	1,499
Payments	(1,742)

Balance of accrued costs—September 30, 2011	522
Current period charges	1,862
Payments	(2,056)

Balance of accrued costs—September 28, 2012	328
Current period charges	1,060
Payments	(1,243)

Balance of accrued costs—September 27, 2013	$145

The accrued balance of restructuring costs as of September 27, 2013 is expected to be paid through the first quarter of fiscal year 2014.